Financial Risk Management (Details) - Schedule of Contractual Maturity Date - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Risk Management (Details) - Schedule of Contractual Maturity Date [Line Items]
Trade Payables	$ 7,479,614	$ 1,226,213
Other liabilities	1,956,635	1,171
Simply Agreement for Future Equity (“SAFE”)		2,860,000
Financial debts	2,759,569
Subtotal	12,195,818	4,087,384
Warrant	887,689
Subtotal	887,689
Total	13,083,507	4,087,384
Within 1 year or on demand [Member]
Financial Risk Management (Details) - Schedule of Contractual Maturity Date [Line Items]
Trade Payables	7,479,614	1,226,213
Other liabilities	1,776,438	1,171
Simply Agreement for Future Equity (“SAFE”)		2,860,000
Financial debts	2,578,100
Subtotal	11,834,152	4,087,384
Warrant	887,689
Subtotal	887,689
Total	12,721,841	4,087,384
Between 1 and 2 years [Member]
Financial Risk Management (Details) - Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities	180,197
Simply Agreement for Future Equity (“SAFE”)
Financial debts	72,831
Subtotal	253,028
Warrant
Subtotal
Total	253,028
Between 2 and 5 years [Member]
Financial Risk Management (Details) - Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities
Simply Agreement for Future Equity (“SAFE”)
Financial debts	108,638
Subtotal	108,638
Warrant
Subtotal
Total	108,638
More than 5 years [Member]
Financial Risk Management (Details) - Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities
Simply Agreement for Future Equity (“SAFE”)
Financial debts
Subtotal
Warrant
Subtotal
Total
Without any established term [Member]
Financial Risk Management (Details) - Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities
Simply Agreement for Future Equity (“SAFE”)
Financial debts
Subtotal
Warrant
Subtotal
Total